Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial liabilities by maturity

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,522				13,522
Borrowings and debentures	2,138	3,000	11,197	64,359	80,694
Braskem Idesa borrowings	950	71	979	15,403	17,402
Derivatives	60	27	105	29	222
Loan from non-controlling shareholder of Braskem Idesa				3,288	3,288
Leniency agreement	847	206			1,053
Lease	1,347	932	1,817	1,282	5,377
At December 31, 2023	18,864	4,236	14,098	84,361	121,558

Interest discounted to present value	(1,000)	(2,773)	(1,956)	(41,484)	(47,213)
Carrying amount	17,864	1,463	12,141	42,877	74,345

Schedule of capital structure

Capital structure	2023		2022

Equity attributable to the Company's shareholders	3,992	5.9%	7,322	11.3%
Third-party capital	64,038	94.1%	57,445	88.7%

Total	68,030	100%	64,767	100%